Income Taxes (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Provision for current income taxes
Tax loss carry forwards	₪ 3,218,655	₪ 3,726,768